Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Details) (The Company [Member], Stock Options [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	22,360,088		23,211,228	25,555,200
Options Outstanding, Granted	7,732,000		7,513,439	7,768,163
Options Outstanding, Exercised	(149,884)		(650,100)	(1,403,548)
Options Outstanding, Forfeited	(7,840,095)		(7,714,478)	(8,708,587)
Options Outstanding, Expired	0		0	0
Options Outstanding, Outstanding, Ending balance	22,102,109		22,360,088	23,211,228	25,555,200
Options Outstanding, Vested and expected to vest	18,678,050		21,891,028	21,863,951
Options Outstanding, Vested and exercisable	8,989,861		7,568,229	5,182,199
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.2		$ 3.2	$ 3.2
Weighted Average Exercise Price, Granted	$ 1.9		$ 3	$ 3
Weighted Average Exercise Price, Exercised	$ 0.6		$ 2.3	$ 2.6
Weighted Average Exercise Price, Forfeited	$ 2.6	[1]	$ 3.1	$ 3.3
Weighted Average Exercise Price, Expired	$ 0		$ 0	$ 0
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.2	[1]	$ 3.2	$ 3.2	$ 3.2
Weighted Average Exercise Price, Vested and expected to vest	$ 2.3	[1]	$ 3.2	$ 3.2
Weighted Average Exercise Price, Vested and exercisable	$ 2.8	[1]	$ 3.1	$ 3.2
Weighted Average Remaining Contractual Life, Outstanding	7 years 10 months 2 days		7 years 10 months 24 days	8 years 4 months 2 days	8 years 11 months 8 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 2 months 26 days		7 years 10 months 17 days	8 years 3 months 29 days
Weighted Average Remaining Contractual Life, Vested and exercisable	6 years 5 months 16 days		7 years 1 month 17 days	7 years 11 months 16 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 300		$ 2,225	$ 47,589
Aggregate Intrinsic Value, Outstanding, Ending balance	46		300	2,225	47,589
Aggregate Intrinsic Value, Vested and expected to vest	46		273	2,199
Aggregate Intrinsic Value, Vested and exercisable	$ 8		$ 31	$ 176

[1]	Includes the impact of stock option exercise price modification in September 2012 previously discussed.